Computer hardware prepayments - Schedule of prepayments (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	$ 36,068
Non-current assets
Beginning balance	239,841
Addition during the period	376,022
Transfer to property, plant and equipment	(570,677)
Transfer to other receivables	(1,675)
Transfer to profit and loss	(1,724)
Exchange differences	(5,719)
Ending balance	36,068
Mining hardware prepayments
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	36,057
Non-current assets
Beginning balance	239,841
Addition during the period	337,836
Transfer to property, plant and equipment	(534,177)
Transfer to other receivables	0
Transfer to profit and loss	(1,724)
Exchange differences	(5,719)
Ending balance	36,057
HPC hardware
Computer Hardware Prepayments [Line Items]
Computer hardware prepayments	11
Non-current assets
Beginning balance	0
Addition during the period	38,186
Transfer to property, plant and equipment	(36,500)
Transfer to other receivables	(1,675)
Transfer to profit and loss	0
Exchange differences	0
Ending balance	$ 11